INVESTMENT SECURITIES (Details 2)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Impact Of Psi Available For Sale [Member] EUR (€)	Dec. 31, 2011 Impact Of Psi Held To Maturity [Member] EUR (€)	Dec. 31, 2011 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Foreign Treasury Bills [Member] EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost	$ 1,325,839,000	€ 1,002,202,000	€ 3,598,285,000	[1]			€ 845,015,000	€ 3,473,774,000	[2]	€ 107,206,000	€ 105,671,000	[2]			€ 0	€ 5,000,000	[2]	€ 49,981,000	€ 13,840,000	[2]
Gross Unrecognized Gains		8,258,000	8,263,000	[2]			0	0	[2]	8,258,000	8,263,000	[2]	0	[2]	0	0	[2]
Gross Unrecognized (Losses)		(47,159,000)	(986,023,000)	[2]			(40,589,000)	(983,862,000)	[2]	(6,570,000)	(2,161,000)	[2]	0	[2]	0	0	[2]
Fair Value							804,426,000	2,489,912,000	[2]	108,894,000	111,773,000	[2]			0	5,000,000	[2]	49,981,000	13,840,000	[2]
Held To Maturity Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months		5,326,000	1,291,452,000				0	1,291,452,000		5,326,000	0
Unrealized Losses Less than 12 months		(2,973,000)	(278,360,000)				0	(278,360,000)		(2,973,000)	0
Fair Value 12 months or longer		32,671,000	1,217,655,000				15,432,000	1,198,461,000		17,239,000	19,194,000
Unrealized Losses 12 months or longer		(44,186,000)	(707,663,000)				(40,589,000)	(705,502,000)		(3,597,000)	(2,161,000)
Fair Value Total		37,997,000	2,509,107,000				15,432,000	2,489,913,000		22,565,000	19,194,000
Unrealized Losses Total		(47,159,000)	(986,023,000)				(40,589,000)	(983,862,000)		(6,570,000)	(2,161,000)
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less		148,409,000	186,284,000
Due from one to five years		376,198,000	1,319,602,000
Due from five to ten years		389,799,000	1,946,552,000
Due after ten years		87,796,000	145,847,000
Total		1,002,202,000	3,598,285,000
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less		148,481,000	182,659,000
Due from one to five years		332,636,000	1,084,346,000
Due from five to ten years		386,202,000	1,228,937,000
Due after ten years		95,982,000	124,583,000
Total		963,301,000	2,620,525,000
Held To Maturity Securities Textuals [Abstract]
Trading and AFS Reclass to HTM			2,176,400,000
Unrealized losses in AOCI relating to HTM securities reclassified from AFS		16,700,000	171,000,000
Unrealized losses for 12 months or longer in AOCI relating to HTM securities reclassified from AFS		16,700,000	169,100,000
HTM pledged as collateral		780,000,000	1,963,500,000
Impact Of Psi [Line Items]
Nominal amount		11,979,870,000			8,929,319,000	3,050,551,000
Carrying amount before impairment		5,505,977,000			2,369,692,000	3,136,285,000
Fair Value		3,158,657,000			2,369,692,000	788,965,000
Impact on earnings due to OTTI		(8,770,914,000)			(6,304,467,000)	(2,466,447,000)
Impact on equity due to OTTI		(2,347,320,000)			0	(2,347,320,000)
Amount reclassified from AOCI		(6,423,594,000)			(6,304,467,000)	(119,127,000)
FX Gain included in income statement due to OTTI from PSI		135,700,000
a bond in the available-for-sale investment securities with nominal amount		1,434,700,000
a bond in available-for-sale investment securities with fair value		1,322,700,000
unrealized loss on greek government bonds		27,400,000
Available for sale investment securities bond with nominal value		12,100,000
Available for sale investment securities bond with carrying value		5,000,000
Held To Maturity Investment Securities Bond With Nominal Amount		57,700,000
Held To Maturity Investment Securities Bond With Carrying Amount		€ 56,000,000

[1]	As restated. See Note 43 for more information.
[2]	As restated